RECEIVABLES FROM CUSTOMERS, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
RECEIVABLES FROM CUSTOMERS, NET

4. RECEIVABLES FROM CUSTOMERS, NET

Receivables from customers, net comprised the following:

	As of December 31,
	2024	2025
	HK$	HK$

Receivables from customers arising from the business of:
Dealing in securities for cash clients	64,272	80,763
Generating retrocession fee income	211,745	47,475
Advisory and consultancy income	-	570,044
	276,017	698,282
Less: allowance for credit losses	(62,263)	(67,738)
	213,754	630,544

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of December 31,
	2024	2025
	HK$	HK$

Beginning balance	-	62,263
Allowance for credit losses recognized	62,263	5,475
Ending balance	62,263	67,738